Term Borrowings - Schedule of Annual Principal Repayment Requirements (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2019	$ 400,000
2020	500,000
2021	0
2022	369
2023	0
2024 and after	$ 312,574